Income from voyages and related services (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 5,162.2	$ 12,561.6	$ 10,728.7
Freight revenues from containerized cargo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		3,948.3	10,952.2	9,698.7
Freight revenues from non-containerized cargo (mostly related to vehicle shipping services)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		534.5	308.4	83.9
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	679.4	1,301.0	946.1
Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		1,779.1	5,504.2	5,278.8
Cross suez
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		491.3	1,528.5	1,254.2
Atlantic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		636.3	1,231.3	960.8
Intra Asia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		616.6	1,945.9	1,714.6
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 425.0	$ 742.3	$ 490.3

[1]	Mainly related to demurrage and value-added services.